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     2002 Semiannual Report
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     JANUS OVERSEAS FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     6

     Statement of Operations ........................................     7

     Statement of Changes in Net Assets .............................     8

     Financial Highlights ...........................................     9

     Notes to Schedule of Investments ...............................    10

     Notes to Financial Statements ..................................    11

     Explanation of Charts and Tables ...............................    15

     Shareholder Meeting ............................................    17

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JANUS OVERSEAS FUND                         Helen Young Hayes, portfolio manager
(closed to new investors)                          Brent Lynn, portfolio manager

Janus Overseas Fund returned 6.20% during the six months ended April 30, 2002, outpacing a 5.53% gain by its benchmark, the Morgan Stanley Capital International EAFE Index.(1)

International markets remained volatile as investors tried to assess the strength of the nascent economic recovery and its near-term impact on corporate profits. The Enron scandal dominated investor psychology, leading to a distaste for complex financial statements and a distrust for corporate managers and auditors alike. Rising violence in the Middle East and the very real threat of terrorism posed to the U.S. and other countries contributed to the volatility.

[PHOTO]

Despite this uncertainty, the economic outlook brightened as the period drew to a close, with inventories at more manageable levels and consumer confidence on the rise. Against this backdrop, the U.S. Federal Reserve and the European Central Bank left interest rates unchanged but hinted that the gradual nature of the anticipated expansion might forestall any near-term rate hikes.

[PHOTO]

In Japan, stocks were aided by some signs of stabilization, but recovery prospects there remained hampered by entrenched structural inefficiencies. Meanwhile, in the emerging markets, the promise of improved export growth and firmer commodity prices offset concerns over the Argentinean currency devaluation. But Argentina's problems only heightened the appeal of Latin America's more stable market economies, notably Mexico, which continues to benefit from its close trade ties with the United States.

Detracting from our results was Tyco International. Tyco is a diversified products company with business franchises that range from electronic components to fire detection devices. In the wake of the Enron accounting scandal, investors have a heightened sensitivity to companies that have complex financial statements or that have been acquisitive in nature. Tyco falls into both these categories. In response, Tyco announced an aggressive restructuring program in the company that would have broken the company into four separate units, a move we believed would unlock significant shareholder value. In late April, Tyco executives announced substantial changes to this plan, damaging management credibility and sending the stock lower. Despite achieving short-term cash-flow targets, the business disruptions from the now-canceled breakup plan have caused fundamentals to deteriorate. Consequently, we significantly cut our exposure to Tyco during the period.

Netherlands-based supermarket retailer Koninklijke Ahold was also impacted by the Enron debacle. Ahold has historically grown through a combination of organic growth and acquisitions, and thus was hurt by negative psychology toward acquisitions. Additionally, the devaluation of the Argentinean peso led to a non-cash write-down of the dollar-denominated debt held by Ahold's Argentinean subsidiary.

Our Israeli-based companies - Check Point Software and Teva Pharmaceuticals - suffered from the escalating violence in the region. Check Point was also hampered by the lack of tangible recovery in corporate information technology spending.

Helping to offset these declines was solid performance by many of our consumer products holdings benefiting from the prospect of a global economic recovery. Among the standouts were European luxury car-makers Porsche and BMW, together with leading Japanese automaker Nissan. Porsche continued to show strength in both revenues and productivity, and we look forward to a significant new product launch as they plan to enter the sports utility market later this year. Nissan continued to exceed expectations in its cost-cutting program as well as in the success of its new models in the United States, and was also helped by the weak yen.

Rising energy prices and rapid production growth aided our investments in major global oil companies, including France's TotalFinaElf, which continues to deliver on production growth, cost savings and cash flow. Petroleo Brasileiro, the leading energy company in Brazil, also performed well. Despite one of the fastest growth profiles among the large global oil companies, Petrobras trades at a substantial discount to its global peers.

Other positive contributors included a number of our media holdings, which have extended their rebound from lows reached in the aftermath of the September 11 terrorist attacks. One solid performer was Grupo Televisa, the largest media company in the Spanish-speaking world. Despite a difficult year in 2001, we expect an improvement in the Mexican television market, and longer term, we remain optimistic about the growth potential of Spanish-language media in Latin America and the United States.

We took advantage of recent market volatility to add exposure to other promising franchises with cyclical upside. These included the British advertising firm WPP and the British industrial gas manufacturer BOC Group. The industrial gas-pricing environment has improved recently, and the company is generating a high level of free cash flow.

Looking ahead, economic signals continue to paint a mixed picture of the worldwide economy. While consumer and housing activity remains robust, particularly in the U.S., we have yet to see signs of a sustained recovery in other segments of the global economy such as manufacturing. As a result, it is possible that any recovery in corporate profits could be modest and that equity markets will remain volatile. In light of this, we believe our efforts to balance the Fund between defensive franchises and stocks with more cyclical exposure have resulted in a well-balanced and diversified portfolio. Meanwhile, we continue to search for opportunities that combine reasonable valuations with sustainable growth prospects and improving returns.

Thank you for your continued investment.

(1) Both returns include reinvested dividends and distributions. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                          Janus Overseas Fund  April 30, 2002  1
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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              90.2%                86.2%
  Foreign                                             89.2%                84.7%
Top 10 Equities/Preferred                             19.9%                24.9%
Number of Stocks                                        127                  120
Cash and Cash Equivalents                              9.8%                13.8%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Oil Companies - Integrated                             8.6%                 8.3%
Medical - Drugs                                        6.6%                 8.0%
Automotive - Cars and Light Trucks                     4.5%                 2.0%
Cellular Telecommunications                            3.9%                 7.0%
Diversified Operations                                 3.4%                 6.1%

Top 5 Countries
                                             April 30, 2002     October 31, 2001
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United Kingdom                                        15.5%                13.6%
Japan                                                 10.6%                10.8%
France                                                 8.7%                 5.8%
Canada                                                 7.7%                 5.4%
Netherlands                                            7.1%                 8.8%

Top 10 Equity/Preferred Holdings
                                             April 30, 2002     October 31, 2001
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Total Fina Elf                                         2.8%                 2.8%
Grupo Televisa S.A. (ADR)                              2.5%                 1.6%
Porsche A.G.                                           2.2%                 1.6%
Koninklijke Ahold N.V.                                 1.9%                 2.0%
EnCana Corp.                                           1.9%                   --
Reckitt Benckiser PLC                                  1.8%                 2.6%
China Mobile, Ltd.                                     1.8%                 1.7%
Interbrew S.A.                                         1.7%                 1.1%
STMicroelectronics N.V.                                1.7%                 1.4%
Petroleo Brasileiro S.A. (ADR)                         1.6%                 1.5%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 5/2/94*
(18.55)%         7.42%            11.70%

Janus Overseas
Fund
$24,224

Morgan Stanley
Capital
International
EAFE Index
$12,463

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Overseas Fund and the Morgan Stanley Capital International EAFE Index. Janus Overseas Fund is represented by a shaded area of blue. The Morgan Stanley Capital International EAFE Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 2, 1994, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Overseas Fund ($24,224) as compared to the Morgan Stanley Capital International EAFE Index ($12,463).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The Morgan Stanley Capital International EAFE Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 86.4%
Advertising Services - 0.7%
   3,152,787    WPP Group PLC** .............................     $   33,448,394

Aerospace and Defense - 0.5%
   1,123,792    Embraer-Empresa Brasileira de Aeronautica
                  S.A. (ADR) ................................         25,880,930

Applications Software - 1.1%
     197,690    Infosys Technologies, Ltd. ..................     $   14,906,545
   6,954,456    Satyam Computer Services, Ltd. ..............         37,252,461

                                                                      52,159,006

Audio and Video Products - 1.5%
   1,305,400    Sony Corp.** ................................         70,149,973

See Notes to Schedule of Investments.

2  Janus Overseas Fund  April 30, 2002
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JANUS OVERSEAS FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Automotive - Cars and Light Trucks - 2.3%
     296,853    BMW A.G.** ..................................     $   11,849,613
   9,022,000    Nissan Motor Company, Ltd.** ................         69,421,593
   1,012,000    Toyota Motor Corp.** ........................         27,585,659

                                                                     108,856,865

Beverages - Wine and Spirits - 1.5%
   5,300,260    Diageo PLC** ................................         70,366,316

Brewery - 2.7%
   2,770,781    Interbrew S.A.** ............................         82,465,024
   5,897,000    Kirin Brewery Company, Ltd.** ...............         44,686,750

                                                                     127,151,774

Broadcast Services and Programming - 2.5%
   2,664,200    Grupo Televisa S.A. (ADR)*,** ...............        120,421,840

Building - Heavy Construction - 0.9%
     318,824    Technip-Coflexip S.A.** .....................         44,988,527

Cable Television - 1.1%
   3,251,114    Shaw Communications, Inc. - Class B** .......         51,779,885

Cellular Telecommunications - 3.9%
  25,337,000    China Mobile, Ltd.*,** ......................         83,004,068
      26,380    NTT DoCoMo, Inc.*,** ........................         67,182,684
         842    NTT DoCoMo, Inc.** ..........................          2,131,230
   1,128,030    Rogers Communications, Inc. - Class B*,** ...         13,704,406
  11,900,397    Vodafone Group PLC** ........................         19,206,775

                                                                     185,229,163

Chemicals - Diversified - 1.0%
     445,911    Akzo Nobel N.V.** ...........................         19,169,757
   1,786,977    BOC Group PLC** .............................         27,083,299

                                                                      46,253,056

Chemicals - Specialty - 0.9%
     725,920    Syngenta A.G.** .............................         44,806,834

Commercial Banks  - 1.2%
     170,298    Julius Baer Holding, Ltd.** .................         54,870,074

Computer Services - 1.3%
  20,391,879    Computershare, Ltd. .........................         28,577,346
   1,342,084    Tietoenator Oyj** ...........................         33,618,901

                                                                      62,196,247

Computers - 0.8%
  88,368,000    Legend Group, Inc.** ........................         35,691,012

Consulting Services - 1.3%
   2,084,885    Accenture, Ltd.* ............................         44,699,934
   4,302,336    Serco Group PLC** ...........................         16,709,013

                                                                      61,408,947

Cooperative Banks - 0.2%
     923,407    Banca Popolare di Verona Scrl** .............         11,474,042

Diversified Financial Services - 1.7%
     974,518    Deutsche Boerse A.G.**,+ ....................         43,088,853
   1,888,412    Euronext N.V.** .............................         39,153,662

                                                                      82,242,515

Diversified Minerals - 0.2%
     368,665    Companhia Vale do Rio Doce (ADR)* ...........         10,060,868

Diversified Operations - 3.4%
   8,081,144    BBA Group PLC** .............................     $   36,802,060
   3,290,605    Bombardier, Inc. - Class B** ................         28,300,779
     413,746    Siemens A.G.** ..............................         25,109,058
   2,159,444    Smiths Group PLC** ..........................         25,521,845
   2,494,755    Tyco International, Ltd. ....................         46,028,230

                                                                     161,761,972

Electronic Components - Miscellaneous - 1.1%
     571,765    Celestica, Inc. - New York Shares*,** .......         15,837,890
   1,325,400    Flextronics International, Ltd.* ............         18,356,790
     619,218    Koninlkijke (Royal) Philips Electronics N.V.**        19,121,268

                                                                      53,315,948

Electronic Components - Semiconductors - 2.7%
   3,239,567    ARM Holdings PLC*,** ........................         10,433,464
     137,600    Rohm Company, Ltd.** ........................         20,522,110
      56,280    Samsung Electronics Company, Ltd.** .........         16,613,701
   2,397,518    STMicroelectronics N.V.** ...................         74,531,521
     185,863    STMicroelectronics N.V. - New York Shares** .          5,722,722

                                                                     127,823,518

Electronic Security Devices - 1.2%
  22,455,251    Chubb PLC** .................................         57,267,105

Engineering - Research and Development - 0.3%
     271,190    Altran Technologies S.A.** ..................         14,172,964

Finance - Mortgage Loan Banker - 0.4%
   1,262,422    Housing Development Finance
                  Corporation, Ltd. .........................         16,779,402

Food - Diversified - 1.6%
     168,808    Groupe Danone** .............................         22,359,875
   1,536,579    Orkla A.S.A. ................................         27,968,344
     387,173    Unilever N.V.** .............................         24,944,231

                                                                      75,272,450

Food - Retail - 3.1%
     462,441    Carrefour S.A.** ............................         20,188,736
   3,615,962    Koninklijke Ahold N.V.** ....................         90,416,118
   8,026,362    Safeway PLC** ...............................         35,558,349

                                                                     146,163,203

Hotels and Motels - 1.8%
   1,442,425    Accor S.A.** ................................         58,305,768
   1,009,505    Fairmont Hotels & Resorts, Inc.** ...........         28,902,168

                                                                      87,207,936

Human Resources - 1.3%
   6,673,889    Capita Group PLC** ..........................         37,128,490
   1,788,755    Vedior N.V.** ...............................         24,773,293

                                                                      61,901,783

Instruments - Controls - 0.3%
     332,315    Mettler-Toledo International, Inc.* .........         12,777,512

Insurance Brokers - 0.3%
     549,675    Willis Group Holdings, Ltd.* ................         16,077,994

Internet Security - 0.2%
     565,952    Check Point Software Technologies, Ltd.* ....         10,272,029

See Notes to Schedule of Investments.

                                          Janus Overseas Fund  April 30, 2002  3
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JANUS OVERSEAS FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Investment Management and Advisory Services - 0.8%
     983,244    Amvescap PLC** ..............................     $   10,331,083
     477,666    MLP A.G.** ..................................         28,493,207

                                                                      38,824,290

Machinery - Electrical - 0.4%
     405,220    Schneider Electric S.A.** ...................         19,552,818

Medical - Drugs - 6.6%
     926,937    AstraZeneca Group PLC** .....................         43,469,588
   1,429,595    GlaxoSmithKline PLC** .......................         34,583,614
     429,898    Sanofi-Synthelabo S.A.** ....................         27,522,540
     399,270    Schering A.G.** .............................         24,320,494
      20,355    Serono S.A. - Class B** .....................         15,579,312
   1,546,000    Takeda Chemical Industries, Ltd.** ..........         67,667,575
     840,855    Teva Pharmaceutical Industries, Ltd. (ADR) ..         47,096,289
   1,837,000    Yamanouchi Pharmaceutical Company, Ltd.** ...         50,646,242

                                                                     310,885,654

Medical Products - 0.8%
   6,736,756    Smith & Nephew PLC** ........................         38,337,264

Metal - Aluminum - 0.4%
     426,623    Pechiney S.A.** .............................         20,643,226

Metal Processors and Fabricators - 1.2%
   4,125,356    Assa Abloy A.B. - Class B ...................         53,397,573
     135,900    SKF A.B. - Class B ..........................          3,339,560

                                                                      56,737,133

Money Center Banks - 2.5%
   6,121,398    Banco Bilbao Vizcaya Argentaria S.A.** ......         71,374,636
     185,452    Credit Suisse Group** .......................          6,610,572
   3,429,594    Standard Chartered PLC** ....................         42,232,684

                                                                     120,217,892

 Multi-Line Insurance - 1.2%
   1,268,813    Aegon N.V.** ................................         29,153,910
   1,248,018    Axa** .......................................         26,483,219

                                                                      55,637,129

Multimedia - 0.6%
   1,128,382    Corus Entertainment, Inc. - Class B*,** .....         27,137,009

Oil - Field Services - 0.9%
   3,600,780    Saipem S.p.A.** .............................         23,519,804
     378,830    Schlumberger, Ltd. ..........................         20,740,943

                                                                      44,260,747

Oil Companies - Integrated - 7.0%
   1,420,544    BP PLC** ....................................         12,120,788
   2,709,646    EnCana Corp.** ..............................         85,103,682
     149,982    EnCana Corp. - New York Shares** ............          4,716,934
     951,860    Eni S.p.A.** ................................         14,614,239
   3,231,570    Husky Energy, Inc.** ........................         32,939,911
      67,195    Petroleo Brasileiro S.A. (ADR) ..............          1,652,997
   1,256,433    Suncor Energy, Inc.** .......................         43,623,922
     891,213    Total Fina Elf** ............................        135,072,369

                                                                     329,844,842

Oil Refining and Marketing - 0.1%
     918,000    TonenGeneral Sekiyu K.K.** ..................          6,927,895

Optical Supplies - 0.6%
     358,800    Hoya Corp.** ................................     $   26,714,382

Petrochemicals - 1.6%
  13,441,617    Reliance Industries, Ltd.* ..................         76,548,264

Public Thoroughfares - 0.2%
     337,309    Autoroutes du Sud de la France S.A.*,**,+ ...          8,358,332

Publishing - Books - 1.0%
   2,283,180    Reed Elsevier N.V.** ........................         31,682,532
   1,537,495    Reed Elsevier PLC** .........................         15,056,785

                                                                      46,739,317

Publishing - Newspapers - 0.9%
   3,685,675    Pearson PLC** ...............................         44,365,599

Publishing - Periodicals - 0.8%
   1,831,744    Wolters Kluwer N.V.** .......................         37,136,956

Reinsurance - 1.9%
     140,461    Muenchener Rueckversicherungs
                  - Gesellschaft A.G.** .....................         34,805,467
     524,247    Swiss Re** ..................................         52,906,521

                                                                      87,711,988

Retail - Building Products - 0.2%
   1,799,144    Kingfisher PLC** ............................         10,054,965

Retail - Consumer Electronics - 0.3%
   3,643,380    Dixons Group PLC** ..........................         12,065,842

Retail - Jewelry - 0.2%
   1,214,899    Bulgari S.p.A.** ............................          9,447,350

Retail - Major Department Stores - 0.3%
     112,191    Pinault-Printemps-Redoute S.A.** ............         12,737,599

Security Services - 1.2%
   2,959,108    Securitas A.B. - Class B ....................         55,005,059

Semiconductor Components/Integrated Circuits - 0.4%
   8,525,000    Taiwan Semiconductor Manufacturing
                  Company, Ltd.* ............................         21,486,863

Semiconductor Equipment - 0.4%
     566,964    ASM Lithography Holding N.V.*,** ............         12,874,045
     266,741    ASM Lithography Holding N.V.
                  - New York Shares*,** .....................          5,956,327

                                                                      18,830,372

Soap and Cleaning Preparations - 1.8%
   4,823,146    Reckitt Benckiser PLC** .....................         85,399,622

Telecommunication Equipment - 0.8%
   6,724,921    Datacraft Asia, Ltd. ........................         13,718,839
   1,333,900    Nokia Oyj** .................................         21,586,817
     199,121    Nokia Oyj (ADR)** ...........................          3,237,707

                                                                      38,543,363

Telecommunication Services - 0.4%
     885,675    Amdocs, Ltd.*,** ............................         19,245,718

Telephone - Integrated - 2.3%
   4,309,753    Telefonica S.A.*,** .........................         46,134,714
   1,634,445    Telefonos de Mexico S.A. (ADR)** ............         61,847,399

                                                                     107,982,113

See Notes to Schedule of Investments.

4  Janus Overseas Fund  April 30, 2002

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Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Television - 1.5%
  14,358,000    Television Broadcasts, Ltd.** ...............     $   70,877,430

Tobacco - 1.4%
       8,109    Japan Tobacco, Inc.** .......................         49,197,107
   2,157,999    Korea Tobacco & Ginseng Corp.**,+ ...........         15,300,213

                                                                      64,497,320

Transportation - Railroad - 0.7%
     249,935    Canadian National Railway Co.** .............         11,846,468
     430,690    Canadian National Railway Co.
                  - New York Shares** .......................         20,608,517

                                                                      32,454,985
--------------------------------------------------------------------------------
Total Common Stock (cost $3,858,746,066) ....................      4,095,439,422
--------------------------------------------------------------------------------
Preferred Stock - 3.8%
Automotive - Cars and Light Trucks - 2.2%
     232,931    Porsche A.G.** ..............................        103,264,586

Diversified Minerals - 0%
       3,210    Companhia Vale do Rio Doce (ADR) ............             86,189

Oil Companies - Integrated - 1.6%
   3,370,395    Petroleo Brasileiro S.A. (ADR) ..............         78,867,243
--------------------------------------------------------------------------------
Total Preferred Stock (cost $129,959,102) ...................        182,218,018
--------------------------------------------------------------------------------
Time Deposits - 5.8%
                Societe Generale, New York
$ 76,700,000      1.8125%, 5/1/02 ...........................         76,700,000
                SouthTrust Bank ETD
 200,000,000      1.8125%, 5/1/02 ...........................        200,000,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $276,700,000) .....................        276,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $4,265,405,168) - 96.0% .......      4,554,357,440
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 4.0%        188,287,717
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $4,742,645,157
--------------------------------------------------------------------------------

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Australia                                            0.6%         $   28,577,346
Belgium                                              1.8%             82,465,024
Bermuda                                              2.0%             90,728,164
Brazil                                               2.5%            116,548,226
Canada                                               8.0%            364,501,572
Finland                                              1.3%             58,443,425
France                                               9.0%            410,385,974
Germany                                              5.9%            270,931,278
Hong Kong                                            4.2%            189,572,511
India                                                3.2%            145,486,673
Israel                                               1.3%             57,368,317
Italy                                                1.3%             59,055,434
Japan                                               11.0%            502,833,200
Mexico                                               4.0%            182,269,239
Netherlands                                          7.3%            334,382,100
Norway                                               0.6%             27,968,344
Singapore                                            0.7%             32,075,629
South Korea                                          0.7%             31,913,914
Spain                                                2.6%            117,509,350
Sweden                                               2.5%            111,742,192
Switzerland                                          5.6%            255,027,557
Taiwan                                               0.5%             21,486,863
United Kingdom                                      16.2%            736,788,660
United States++                                      7.2%            326,296,448
--------------------------------------------------------------------------------
Total                                              100.0%         $4,554,357,440

++Includes Short-Term Securities (1.1% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/10/02            94,400,000      $  137,477,647    $ (2,355,281)
British Pound 5/24/02            49,800,000          72,457,656      (1,105,056)
British Pound 10/25/02           33,075,000          47,686,559        (319,852)
Canadian Dollar 5/10/02          14,300,000           9,109,035        (165,945)
Canadian Dollar 6/21/02          75,400,000          47,999,226        (405,414)
Euro 5/10/02                    323,400,000         291,261,723      (4,681,384)
Euro 5/24/02                     57,000,000          51,299,880        (591,117)
Euro 6/21/02                    200,200,000         179,960,050      (3,397,607)
Euro 10/25/02                    42,900,000          38,377,237        (240,952)
Hong Kong Dollar
  7/11/02                     1,225,000,000         157,054,101         (43,078)
Japanese Yen 5/10/02          2,250,000,000          17,534,217        (379,274)
Japanese Yen 5/24/02         10,395,000,000          81,078,419      (1,812,072)
Japanese Yen 6/21/02          3,100,000,000          24,214,903        (139,991)
Japanese Yen 10/25/02        26,250,000,000         206,661,634      (2,460,934)
Mexican Peso 7/16/02            182,400,000          19,270,388          219,915
South Korean Won
  7/16/02                    13,400,000,000          10,297,395        (286,386)
Swiss Franc 5/10/02              11,000,000           6,791,325         (70,920)
Swiss Franc 5/24/02              81,400,000          50,273,043        (725,799)
Swiss Franc 6/21/02              15,700,000           9,700,240        (293,410)
Swiss Franc 10/25/02             19,300,000          11,946,396        (184,943)
--------------------------------------------------------------------------------
Total                                            $1,470,451,074    $(19,439,500)

See Notes to Schedule of Investments.

                                          Janus Overseas Fund  April 30, 2002  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $  4,265,405

Investments at value                                                $  4,554,357
  Cash                                                                     1,060
  Receivables:
    Investments sold                                                     173,448
    Fund shares sold                                                      63,536
    Dividends                                                             17,651
    Interest                                                                  14
  Other assets                                                                10
--------------------------------------------------------------------------------
Total Assets                                                           4,810,076
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                 35,578
    Fund shares repurchased                                                8,551
    Advisory fees                                                          2,588
    Transfer agent fees and expenses                                         718
  Accrued expenses                                                           556
  Forward currency contracts                                              19,440
--------------------------------------------------------------------------------
Total Liabilities                                                         67,431
--------------------------------------------------------------------------------
Net Assets                                                          $  4,742,645
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          243,581

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      19.47
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Overseas Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $      3,187
  Dividends                                                               32,169
  Foreign tax withheld                                                   (3,294)
--------------------------------------------------------------------------------
Total Investment Income                                                   32,062
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           16,280
  Transfer agent fees and expenses                                         4,262
  Registration fees                                                           16
  Postage and mailing expenses                                               126
  Custodian fees                                                           1,462
  Printing expenses                                                          144
  Audit fees                                                                  23
  Trustees' fees and expenses                                                 15
  Other expenses                                                              31
--------------------------------------------------------------------------------
Total Expenses                                                            22,359
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                    (281)
--------------------------------------------------------------------------------
Net Expenses                                                              22,078
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                               9,984
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                (166,309)
  Net realized gain/(loss) from foreign
    currency transactions                                                 37,762
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                     443,823
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                   315,276
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $    325,260
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                          Janus Overseas Fund  April 30, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $      9,984     $     53,233
  Net realized gain/(loss) from investment and
    foreign currency transactions                                     (128,547)        (959,793)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    443,823      (2,335,413)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         325,260      (3,241,973)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (26,693)         (53,439)
  Net realized gain from investment transactions*                            --        (998,947)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (26,693)      (1,052,386)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                         2,183,754        3,946,820
  Reinvested dividends and distributions                                 25,428        1,005,590
  Shares repurchased                                                (2,753,741)      (5,049,722)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions               (544,559)         (97,312)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (245,992)      (4,391,671)
Net Assets:
  Beginning of period                                                 4,988,637        9,380,308
------------------------------------------------------------------------------------------------
  End of period                                                    $  4,742,645     $  4,988,637
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  5,617,335     $  6,161,894
  Accumulated net investment income/(loss)*                               8,194           24,903
  Accumulated net realized gain/(loss) from investments*            (1,152,713)      (1,024,166)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                       269,829        (173,994)
------------------------------------------------------------------------------------------------
                                                                   $  4,742,645     $  4,988,637
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                           111,730          166,468
  Reinvested distributions                                                1,310           36,916
------------------------------------------------------------------------------------------------
Total                                                                   113,040          203,384
------------------------------------------------------------------------------------------------
  Shares repurchased                                                  (140,039)        (213,306)
Net Increase/(Decrease) in Fund Shares                                 (26,999)          (9,922)
Shares Outstanding, Beginning of Period                                 270,580          280,502
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       243,581          270,580
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  1,246,972     $  3,898,770
  Proceeds from sales of securities                                   1,557,672        4,368,849
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

8  Janus Overseas Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999           1998           1997

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    18.44     $    33.44     $    25.35     $    17.95     $    17.94     $    14.81
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                            .04            .28            .01             --            .08            .04
  Net gains/(losses) on securities
    (both realized and unrealized)                1.09        (11.42)           8.22           7.49            .54           3.39
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  1.13        (11.14)           8.23           7.49            .62           3.43
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.10)          (.20)             --          (.09)          (.10)          (.04)
  Distributions (from capital gains)*               --         (3.66)          (.14)            --           (.51)          (.26)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.10)         (3.86)          (.14)          (.09)          (.61)          (.30)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    19.47     $    18.44     $    33.44     $    25.35     $    17.95     $    17.94
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   6.20%       (37.09)%         32.59%         41.77%          3.55%         23.56%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $4,742,645     $4,988,637     $9,380,308     $5,639,980     $3,889,098     $3,205,197
Average Net Assets for the Period
  (in thousands)                            $5,050,843     $6,945,505     $9,862,835     $4,577,552     $3,948,710     $2,093,370
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.89%          0.87%          0.89%          0.92%          0.96%          1.03%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.88%          0.85%          0.88%          0.91%          0.94%          1.01%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                0.40%          0.77%          0.22%         (0.03)%         0.58%          0.81%
Portfolio Turnover Rate***                         54%            65%            62%            92%           105%            72%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                                          Janus Overseas Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

 * Non-income-producing security
** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.
 + Securities are exempt from the registration requirements of the Securities
   Act of 1933 and may be deemed to be restricted for resale.

10  Janus Overseas Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Overseas Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

                                         Janus Overseas Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

12  Janus Overseas Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, for transfer agent services plus reimbursement of certain out of pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced on the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $18,358                     $13,772                    $147,438
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

                                         Janus Overseas Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

  Accumulated      Federal Tax      Unrealized       Unrealized          Net
 Capital Losses       Cost         Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
 $(975,258,761)  $4,316,557,413    $688,991,979    $(451,191,952)   $237,800,027
--------------------------------------------------------------------------------

14  Janus Overseas Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

                                         Janus Overseas Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited) (continued)

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

16  Janus Overseas Fund  April 30, 2002

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SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

                                         Janus Overseas Fund  April 30, 2002  17

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SHAREHOLDER MEETING (continued)

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Overseas Fund                    273,320,839      136,750,757         3,293,093         3,568,673
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Overseas Fund                    50.03%      1.20%      1.31%       95.22%      2.29%      2.49%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                    273,320,839       106,296,279         6,050,557        3,899,015      27,366,672
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                        38.89%      2.21%      1.43%     10.01%      74.02%       4.21%      2.71%     19.06%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                    273,320,839       105,399,417        6,850,915         3,995,520      27,366,671
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                        38.56%      2.51%      1.46%     10.01%      73.39%       4.77%      2.78%     19.06%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Overseas Fund  April 30, 2002

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SHAREHOLDER MEETING (continued)

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                    273,320,839       102,771,842        9,403,001         4,071,009      27,366,671
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                        37.60%      3.44%      1.49%     10.01%      71.56%       6.55%      2.83%     19.06%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                    273,320,839       105,638,930        6,529,721         4,077,200      27,366,672
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                        38.65%      2.39%      1.49%     10.01%      73.56%       4.55%      2.84%     19.05%
---------------------------------------------------------------------------------------------------------------------------------

20 and 21  Janus Overseas Fund  April 30, 2002

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      OS54-06/02

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